INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Mar. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets

	March 31,	March 31,
	2022	2021

At Toronto ESchool
High school registration and licenses, net acquisition cost	$236,903	$235,394
Deferred tax liability	33,843	33,627
	270,746	269,021
At Art Academy
High school registration and license, net acquisition cost	160,060	159,040
Impairment loss for year 2022	(160,060)	–
	–	–
At Conbridge College
Private College license, net acquisition cost	19,170	–
Brand name, net acquisition cost	22,408
Impairment loss for year 2022	(22,408)	–
	19,170	–
At Lowell Academy
Student list, net acquisition cost	10,404	–
Brand name, net acquisition cost	88,033
Impairment loss for year 2022	(98,437)	–
	–	–
At MTM Animation		–
Private College license, net acquisition cost	186,319
Brand name, net acquisition cost	464,974
Student list, net acquisition cost	140,852
	792,145	–

Intangible assets, net	$1,082,061	$428,061